Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 0	$ 111
Accumulated depreciation:	0	40
Depreciated cost	0	71
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	0	50
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	0	20
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	0	39
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 0	$ 2